Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net (loss) earnings		$ (158)	$ 239
Other comprehensive (loss) income
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	5	9
Total items that will not be reclassified subsequently to net (loss) earnings		5	9
(Losses) gains on translating net assets of foreign operations		(12)	30
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[2]	11	(28)
(Losses) gains on derivatives designated as cash flow hedges, net of tax	[3]	(1)	213
Reclassification of gains on derivatives designated as cash flow hedges to net (loss) earnings, net of tax	[4]	(68)	(19)
Total items that will be reclassified subsequently to net (loss) earnings		(70)	196
Other comprehensive (loss) income		(65)	205
Total comprehensive (loss) income		(223)	444
Total comprehensive (loss) income attributable to:
TransAlta shareholders		(203)	434
Non-controlling interests (Note 12)		$ (20)	$ 10

[1]	Net of income tax expense of $1 million for the year ended Dec. 31, 2025 (2024 – $3 million expense).
[2]	Net of income tax expense of $1 million for the year ended Dec. 31, 2025 (2024 – $4 million recovery).
[3]	Net of income tax expense of nil million for the year ended Dec. 31, 2025 (2024 – $57 million expense).
[4]	Net of reclassification of income tax recovery of $14 million for the year ended Dec. 31, 2025 (2024– $4 million recovery).